Shareholder Report, Holdings (Details) - C000244624 [Member]	Jul. 31, 2025
Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
FS KKR Capital Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Ares Management Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Golub Capital BDC, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Blackstone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Blue Owl Capital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Diversified Financial Servies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Multi-Sector Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%